EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 16. EMPLOYEE BENEFIT PLAN

During 1995, the Company adopted a defined contribution 401(k) retirement plan (the “Plan”). All U.S. based employees aged 21 years and older are eligible to become participants after the completion of 60 days employment. The Plan provides for annual contributions by the Company of 50% of employee contributions not to exceed 8% of employee compensation.  Effective April 1, 2009, the Plan was amended to provide for Company contributions on a discretionary basis. Participants may contribute up to 100% of the annual contribution limitations determined by the Internal Revenue Service.

Employees are fully vested in their share of the Company’s contributions after the completion of five years of service. In 2011, the Company made contributions of approximately $88,000 for the 2011 plan year. In 2010, the Company made contributions of approximately $24,000 for the 2009 plan year.  The Company did not make any contributions for the 2010 plan year. The Company has not made any discretionary contributions to the Plan.